Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Advertising revenue	$ 17,929	$ 14,764	$ 44,875	$ 80,792
Gaming revenue	398,803	82,745	982,393	1,625,128
Total revenue	416,732	97,509	1,027,268	1,705,920
Operating expenses:
Cost of producing revenue	0	0	0	1,149,738
Depreciation and amortization	1,690	6,420	6,083	32,182
Directors fees	2,500	1,500	9,000	6,000
General and administrative	50,497	70,486	209,681	294,422
Loss on disposal of equipment	0	20,753	9,209	31,919
Salaries, wages, consultants and Benefits	95,641	172,757	643,568	709,668
Selling and marketing	219,578	39,309	877,399	389,308
Stock-based compensation	0	51,893	0	68,967
Total operating expenses	369,906	363,118	1,754,940	2,682,204
Income (loss) before other income (expense) and income taxes	46,826	(265,609)	(727,672)	(976,284)
Other income (expense):
Foreign exchange gain (loss)	(32,229)	18,560	8,283	18,076
Interest and other income	560	1,542	2,386	2,588
Reversal of progressive jackpots provision	0	0	0	193,051
Profit on the sale of subsidiaries	0	0	0	177,832
Profit from sale of US players and related assets	0	0	0	5,000
Income (Loss) before income taxes	15,157	(245,507)	(717,003)	(579,737)
Income tax expense (recovery)	(1)	0	2,651	38,553
Net (loss) income	$ 15,158	$ (245,507)	$ (719,654)	$ (618,290)
Net income (loss) per common share, basic	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Net income (loss) per common share, diluted	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic	63,877,703	58,861,310	63,877,703	51,629,058
Weighted average common shares outstanding, diluted	63,877,703	58,861,310	63,877,703	51,629,058